NET LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss attributable to the Company	$ (25,293,145)	$ (93,570,188)	$ (43,856,347)
Continuing operations	(25,293,145)	(104,646,123)	(4,323,249)
Discontinued operations	0	11,075,935	(39,546,576)
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(25,293,145)	(95,935,539)	(84,670,856)
Continuing operations	(25,293,145)	(104,646,123)	(8,346,641)
Discontinued operations	$ 0	$ 8,710,584	$ (76,324,215)
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	1,474,087,060	1,001,754,524	303,886,640
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	1,474,087,060	1,001,754,524	303,886,640
Net loss per ordinary shares
Basic	$ (0.02)	$ (0.09)	$ (0.28)
Diluted	(0.02)	(0.09)	(0.28)
Net loss per ordinary share from continuing operations
Basic	(0.02)	(0.1)	(0.03)
Diluted	(0.02)	(0.1)	(0.03)
Net (loss)/income per share from discontinued operations
Basic	0	0.01	(0.25)
Diluted	$ 0	$ 0.01	$ (0.25)
Basic
Continuing operations	1,474,087,060	1,001,754,524	303,886,640
Discontinued operations	0	1,001,754,524	303,886,640
Diluted
Continuing operations	1,474,087,060	1,001,754,524	303,886,640
Discontinued operations	0	1,043,473,265	303,886,640
Options [Member] | Continuing operations [Member]
Weighted average shares used in calculating net loss per
Anti-dilutive ordinary shares excluded from the calculation of diluted net income per share	0	18,224,699	39,249,022
Options [Member] | Discontinued operations [Member]
Weighted average shares used in calculating net loss per
Anti-dilutive ordinary shares excluded from the calculation of diluted net income per share	35,190,467	59,943,440	39,249,022
Series A-1 Preferred Shares [Member]
Numerator:
Accretion for convertible redeemable preferred shares	$ 0	$ (442,409)	$ (1,445,125)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 0	$ 442,409	$ 1,445,125
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	0	3,242,986	12,202,988
Net loss per ordinary shares
Basic	$ 0	$ 0.14	$ 0.12
Basic
Continuing operations	0	3,242,986	12,202,988
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	0	3,242,986	12,202,988
Series A-2 Preferred Shares [Member]
Numerator:
Accretion for convertible redeemable preferred shares	$ 0	$ (1,202,748)	$ (36,947,001)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 0	$ 1,202,748	$ 36,947,001
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	0	32,429,858	122,029,877
Net loss per ordinary shares
Basic	$ 0	$ 0.04	$ 0.3
Basic
Continuing operations	0	32,429,858	122,029,877
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	0	32,429,858	122,029,877
Series B Preferred Shares [Member]
Numerator:
Accretion for convertible redeemable preferred shares	$ 0	$ (720,194)	$ (2,422,383)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 0	$ 720,194	$ 2,422,383
Denominator:
Weighted average ordinary shares outstanding used in computing basic net loss per shares	0	8,107,465	30,507,471
Net loss per ordinary shares
Basic	$ 0	$ 0.09	$ 0.08
Basic
Continuing operations	0	8,107,465	30,507,471
Weighted average shares used in calculating net loss per
Weighted average shares used in calculating net loss per preferred shares	0	8,107,465	30,507,471